Stockholders’ Deficiency (Details) - Schedule of Derivative Liability - Warrants [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Derivative Liability [Line Items]
Balance	$ 4,455,747
Revaluation of derivative liability	140,282	3,939,304
Reclassification of derivative liability per change in functional currency		4,541,545
Reclassification of derivative liability per change in exercise price	(3,942,575)	(4,025,102)
Balance	653,454	4,455,747
Black-Scholes Option [Member]
Schedule of Derivative Liability [Line Items]
Balance		205,989	2,048,127
Revaluation of derivative liability		145,980	(1,842,138)
Reclassification of derivative liability per change in functional currency		(351,969)
Balance			$ 205,989